Label	Element	Value
MFS® Lifetime® 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001330967_SupplementTextBlock	SUPPLEMENT TO THE PROSPECTUS The date of this supplement is February 1, 2018. MFS® Lifetime® 2040 Fund
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Lifetime® 2040 Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective immediately, the following is added just after the table in the section entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key Information":

As of April 1, 2018, the fund's approximate target allocation among the Specialty Funds is expected to be:

Specialty Funds:	9.5%
MFS Commodity Strategy Fund	4.8%
MFS Global Real Estate Fund	4.8%

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the target underlying fund allocations in each asset class may not equal the target asset class allocations for such asset class, and the target asset class and underlying fund allocations presented in the table may not total 100%.